Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Details) $ in Millions	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
2026	$ 38
2027	38
2028	38
2029	37
2030	182
Thereafter	497
Total	$ 830